Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing revenue
Operating leases	$ 5,899	$ 5,795	$ 5,552
Retail financing	3,958	3,891	3,451
Dealer financing	2,265	2,207	1,903
Other	96	84	70
Total Financing Revenue	12,218	11,977	10,976
Depreciation on vehicles subject to operating leases	(3,635)	(3,973)	(4,254)
Interest expense	(4,389)	(3,930)	(3,175)
Net financing margin	4,194	4,074	3,547
Other revenue
Insurance premiums earned	182	167	158
Fee based revenue and other	223	238	243
Total financing margin and other revenue	4,599	4,479	3,948
Expenses
Operating expenses	1,416	1,429	1,295
Provision for credit losses	296	426	469
Insurance expenses	103	77	124
Total expenses	1,815	1,932	1,888
Other income, net	214	80	250
Income before income taxes	2,998	2,627	2,310
Provision for income taxes	770	403	(697)
Net income	$ 2,228	$ 2,224	$ 3,007